[JANUS HENDERSON LOGO]
Janus Henderson Global Technology Fund
Ticker:	JATAX	Class A Shares	JATSX	Class S Shares	JATNX	Class N Shares
	JAGCX	Class C Shares	JATIX	Class I Shares	JAGTX	Class T Shares
Summary Prospectus dated January 28, 2019
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janushenderson.com/info. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

INVESTMENT OBJECTIVE
Janus Henderson Global Technology Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 145 of the Fund’s Prospectus and in the “Purchases” section on page 85 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Management Fees	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None	None
Other Expenses	0.11%	0.11%	0.31%	0.11%	0.05%	0.28%
Total Annual Fund Operating Expenses	1.00%	1.75%	1.20%	0.75%	0.69%	0.92%
1	Janus Henderson Global Technology Fund

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 671	$ 875	$ 1,096	$ 1,729
Class C Shares	$ 278	$ 551	$ 949	$ 2,062
Class S Shares	$ 122	$ 381	$ 660	$ 1,455
Class I Shares	$ 77	$ 240	$ 417	$ 930
Class N Shares	$ 70	$ 221	$ 384	$ 859
Class T Shares	$ 94	$ 293	$ 509	$ 1,131

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 671	$ 875	$ 1,096	$ 1,729
Class C Shares	$ 178	$ 551	$ 949	$ 2,062
Class S Shares	$ 122	$ 381	$ 660	$ 1,455
Class I Shares	$ 77	$ 240	$ 417	$ 930
Class N Shares	$ 70	$ 221	$ 384	$ 859
Class T Shares	$ 94	$ 293	$ 509	$ 1,131

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that the portfolio managers believe will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:
•	companies that the portfolio managers believe have or will develop products, processes, or services that will provide significant technological advancements or improvements; and
•	companies that the portfolio managers believe rely extensively on technology in connection with their operations or services.
Some of the industries and companies likely to be represented in the Fund’s portfolio include e-commerce (companies doing business through the Internet); computer (hardware and software); communications (voice, data, and wireless); industrials; Internet (software, services, and infrastructure equipment); and media and entertainment.
The Fund implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Fund typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities. From time to time, the Fund may invest in shares of companies through initial public offerings.
The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.
2	Janus Investment Fund

The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward currency contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile.
The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.
Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Emerging Markets Risk.  The risks of foreign investing are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2018, approximately 13.0% of the Fund’s investments were in emerging markets (i.e., countries included in the MSCI Emerging Markets Indexsm).
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.
3	Janus Henderson Global Technology Fund

Growth Securities Risk.  The Fund invests in companies that the portfolio managers believe have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
Industry Risk.  Although the Fund does not concentrate its investments in specific industries or industry sectors, it may invest in companies related in such a way that they react similarly to certain market pressures. As a result, the Fund’s returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.
Derivatives Risk.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited. The Fund may use derivatives, including forward currency contracts, for hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the portfolio managers or if the cost of the derivative outweighs the benefit of the hedge.
Geographic Concentration Risk.  To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, social, regulatory, or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.
Initial Public Offering Risk.  The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. Although IPO investments may have had a positive impact on the Fund’s performance in the past, there can be no assurance that the Fund will identify favorable IPO investment opportunities in the future. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.
Mid-Sized Companies Risk.  The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Securities Lending Risk.  The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
4	Janus Investment Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on January 27, 2017.
•	The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
•	The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
•	The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
•	The performance shown for Class N Shares for periods prior to January 27, 2017, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to January 27, 2017, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class N Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: 2nd Quarter 2009 26.81%	Worst Quarter: 4th Quarter 2018 – 16.30%

5	Janus Henderson Global Technology Fund

Average Annual Total Returns (periods ended 12/31/18)
	1 Year	5 Years	10 Years	Since Inception (12/31/98)
Class T Shares
Return Before Taxes	0.73%	13.60%	18.52%	8.35%
Return After Taxes on Distributions	– 0.88%	11.28%	17.09%	7.64%
Return After Taxes on Distributions and Sale of Fund Shares(1)	1.35%	10.31%	15.53%	6.97%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	– 4.38%	8.49%	13.12%	5.62%
MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 5.81%	12.24%	15.90%	4.82%
Class A Shares
Return Before Taxes(2)	– 5.11%	12.12%	17.65%	7.88%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	– 4.38%	8.49%	13.12%	5.62%
MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 5.81%	12.24%	15.90%	4.82%
Class C Shares
Return Before Taxes(3)	– 0.98%	12.67%	17.44%	7.43%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	– 4.38%	8.49%	13.12%	5.62%
MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 5.81%	12.24%	15.90%	4.82%
Class S Shares
Return Before Taxes	0.46%	13.31%	18.18%	8.06%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	– 4.38%	8.49%	13.12%	5.62%
MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 5.81%	12.24%	15.90%	4.82%
Class I Shares
Return Before Taxes	0.92%	13.77%	18.52%	8.35%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	– 4.38%	8.49%	13.12%	5.62%
MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 5.81%	12.24%	15.90%	4.82%
Class N Shares
Return Before Taxes	0.98%	13.60%	18.52%	8.35%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	– 4.38%	8.49%	13.12%	5.62%
MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 5.81%	12.24%	15.90%	4.82%

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.
6	Janus Investment Fund

The Fund’s primary benchmark index is the S&P 500® Index. The Fund also compares its performance to the MSCI All Country World Information Technology Index. The indices are described below.
•	The S&P 500® Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
•	The MSCI All Country World Information Technology Index is a capitalization weighted index that measures the performance of information technology securities from developed market countries and emerging market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.
After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
MANAGEMENT
Investment Adviser:  Janus Capital Management LLC
Portfolio Managers:  Denny Fish is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since January 2016. Garth Yettick, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since December 2018.
PURCHASE AND SALE OF FUND SHARES
Minimum Investment Requirements*
Class A Shares, Class C Shares**, Class S Shares, and Class T Shares
Non-retirement accounts	$ 2,500***
Certain tax-advantaged accounts or UGMA/UTMA accounts	$ 500
Class I Shares
Through an intermediary institution
• non-retirement accounts	$ 2,500
• certain tax-advantaged accounts or UGMA/UTMA accounts	$ 500
Class N Shares
Retirement investors (investing through an adviser-assisted, employer-sponsored retirement plan)	None
Retail investors (investing through a financial intermediary omnibus account)	$2,500****
Institutional investors (investing directly with the Fund)	$ 1,000,000

*	Exceptions to these minimums may apply for certain tax-advantaged, tax-qualified and retirement plans, accounts held through certain wrap programs, and certain retail brokerage accounts.
**	The maximum purchase in Class C Shares is $500,000 for any single purchase.
***	Shareholders who invest through financial intermediaries with supermarket and/or self-directed brokerage platforms that maintain omnibus accounts and charge asset-based service fees may not be subject to this minimum. Please contact your financial intermediary for more information.
****	Investors in certain tax-advantaged accounts or accounts held through certain wrap programs may not be subject to this minimum.
Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly by certain institutional investors who established Class I Shares accounts before August 4, 2017. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.
7	Janus Henderson Global Technology Fund

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Class A Shares, Class C Shares, Class S Shares, Class I Shares, or Class T Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. There is some regulatory uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Class I Shares where a financial intermediary has imposed its own sales charges or transaction fees. As a result, based on future regulatory developments, such payments may be terminated, or the Fund may prohibit financial intermediaries from imposing such sales charges or transaction fees in connection with Class I Shares. Ask your salesperson or visit your financial intermediary’s website for more information.
8	Janus Investment Fund

[JANUS HENDERSON LOGO]
Janus Henderson Global Technology Fund
Ticker:	JNGTX	Class D Shares*
* Class D Shares are closed to certain new investors.
Summary Prospectus dated January 28, 2019
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janushenderson.com/reports. You can also get this information at no cost by calling a Janus Henderson representative at 1-800-525-3713 or by sending an email request to prospectusorder@janushenderson.com.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

INVESTMENT OBJECTIVE
Janus Henderson Global Technology Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.64%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.83%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 85	$ 265	$ 460	$ 1,025

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
1	Janus Henderson Global Technology Fund

PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that the portfolio managers believe will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:
•	companies that the portfolio managers believe have or will develop products, processes, or services that will provide significant technological advancements or improvements; and
•	companies that the portfolio managers believe rely extensively on technology in connection with their operations or services.
Some of the industries and companies likely to be represented in the Fund’s portfolio include e-commerce (companies doing business through the Internet); computer (hardware and software); communications (voice, data, and wireless); industrials; Internet (software, services, and infrastructure equipment); and media and entertainment.
The Fund implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Fund typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities. From time to time, the Fund may invest in shares of companies through initial public offerings.
The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.
The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward currency contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile.
The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.
Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
2	Janus Investment Fund

Emerging Markets Risk.  The risks of foreign investing are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2018, approximately 13.0% of the Fund’s investments were in emerging markets (i.e., countries included in the MSCI Emerging Markets Indexsm).
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.
Growth Securities Risk.  The Fund invests in companies that the portfolio managers believe have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
Industry Risk.  Although the Fund does not concentrate its investments in specific industries or industry sectors, it may invest in companies related in such a way that they react similarly to certain market pressures. As a result, the Fund’s returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.
Derivatives Risk.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited. The Fund may use derivatives, including forward currency contracts, for hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the portfolio managers or if the cost of the derivative outweighs the benefit of the hedge.
Geographic Concentration Risk.  To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, social, regulatory, or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.
3	Janus Henderson Global Technology Fund

Initial Public Offering Risk.  The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. Although IPO investments may have had a positive impact on the Fund’s performance in the past, there can be no assurance that the Fund will identify favorable IPO investment opportunities in the future. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.
Mid-Sized Companies Risk.  The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Securities Lending Risk.  The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for the periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
4	Janus Investment Fund

Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: 2nd Quarter 2009 26.81%	Worst Quarter: 4th Quarter 2018 – 16.27%

Average Annual Total Returns (periods ended 12/31/18)
	1 Year	5 Years	10 Years	Since Inception (12/31/98)
Class D Shares
Return Before Taxes	0.87%	13.68%	18.59%	8.38%
Return After Taxes on Distributions	– 0.76%	11.36%	17.16%	7.67%
Return After Taxes on Distributions and Sale of Fund Shares(1)	1.44%	10.37%	15.59%	7.00%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	– 4.38%	8.49%	13.12%	5.62%
MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	– 5.81%	12.24%	15.90%	4.82%

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
The Fund’s primary benchmark index is the S&P 500® Index. The Fund also compares its performance to the MSCI All Country World Information Technology Index. The indices are described below.
•	The S&P 500® Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
•	The MSCI All Country World Information Technology Index is a capitalization weighted index that measures the performance of information technology securities from developed market countries and emerging market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.
After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
5	Janus Henderson Global Technology Fund

MANAGEMENT
Investment Adviser:  Janus Capital Management LLC
Portfolio Managers:  Denny Fish is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since January 2016. Garth Yettick, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since December 2018.
PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
To open a new regular Fund account	$2,500
To open a new regular Fund account with an automatic investment program of $50 per month	$ 100
To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$ 100
To add to any existing type of Fund account without an automatic investment program	$ 50

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janushenderson.com/individual. You may conduct transactions by mail (Janus Henderson, P.O. Box 219109, Kansas City, MO 64121-9109), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.
6	Janus Investment Fund